Borrowings (Short Term Debt Table) (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Borrowings
Commercial paper	$ 650	$ 2,458
Short-term loans	480	551
Long-term debt - current maturities	4,601	3,854
Short Term Debt	5,731	6,862
Debt Disclosure
Tangible Assets Ratio	10.00%
Net Interest Expense Ratio	2.20 to 1.0
Default provision on credit facility	$ 500
Commercial paper
Debt Disclosure
Weighted-average interest rates for short-term loans (as a percent)	0.10%	0.10%
Short-term loans
Debt Disclosure
Weighted-average interest rates for short-term loans (as a percent)	4.00%	5.10%